LOSS PER SHARE	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
LOSS PER SHARE

3. LOSS PER SHARE

Basic loss per share amounts are calculated using the weighted average number of 24,910,916 (June 30, 2018: 24,910,916) common shares outstanding during the period. The Company did not have any potentially dilutive issuances during the six months ended June 30, 2018 and 2019. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts.